Commitments and provisions	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Commitments and provisions	Commitments and provisionsThe Company has commitments to make co-investments in private strategies LPs or commitments to make co-investments in fund strategies in the Company's other segments. As at December 31, 2024, the Company had $5.2 million in co-investment commitments in private strategies LPs due within one year (December 31, 2023 - $4 million) and $1.5 million due after 12 months (December 31, 2023 - $1.9 million).